UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2012

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments:

Putnam Capital Opportunities Fund

The fund's portfolio
7/31/11 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value

Aerospace and defense (0.8%)

Alliant Techsystems, Inc.	9,444	$616,032

National Presto Industries, Inc.	4,012	408,181

Teledyne Technologies, Inc.(NON)(S)	36,651	1,987,584

		3,011,797
Air freight and logistics (0.3%)

HUB Group, Inc. Class A(NON)	19,719	699,630

Pacer International, Inc.(NON)(S)	48,325	258,056

		957,686
Airlines (0.4%)

Republic Airways Holdings, Inc.(NON)	308,900	1,337,537

		1,337,537
Auto components (1.9%)

Autoliv, Inc. (Sweden)(S)	45,543	3,013,125

BorgWarner, Inc.(NON)(S)	22,163	1,764,618

Dana Holding Corp.(NON)	77,100	1,285,257

Superior Industries International, Inc.(S)	41,883	847,712

		6,910,712
Beverages (0.8%)

Boston Beer Co., Inc. Class A(NON)(S)	30,600	2,758,590

		2,758,590
Biotechnology (0.7%)

Cephalon, Inc.(NON)	14,100	1,127,154

Cubist Pharmaceuticals, Inc.(NON)(S)	37,361	1,269,153

		2,396,307
Building products (0.4%)

AAON, Inc.	35,496	805,049

American Woodmark Corp.	14,151	235,190

Apogee Enterprises, Inc.	38,899	445,394

		1,485,633
Capital markets (3.3%)

Affiliated Managers Group(NON)	7,600	792,908

Calamos Asset Management, Inc. Class A	22,200	302,364

E*Trade Financial Corp.(NON)	48,600	771,768

Eaton Vance Corp.	10,742	288,100

Federated Investors, Inc.(S)	76,013	1,624,398

Jefferies Group, Inc.	30,506	576,868

Legg Mason, Inc.	35,400	1,041,468

LPL Investment Holdings, Inc.(NON)	11,597	383,281

SEI Investments Co.	162,700	3,218,206

Waddell & Reed Financial, Inc. Class A(S)	74,822	2,745,967

		11,745,328
Chemicals (3.6%)

American Vanguard Corp.	43,000	587,380

Ashland, Inc.(S)	18,119	1,109,608

Cytec Industries, Inc.	19,588	1,096,928

Eastman Chemical Co.	12,619	1,218,869

FMC Corp.	10,603	928,505

Georgia Gulf Corp.(NON)	26,100	523,044

Innophos Holdings, Inc.	29,600	1,426,720

International Flavors & Fragrances, Inc.	17,362	1,062,034

LSB Industries, Inc.(NON)	9,800	389,452

Methanex Corp. (Canada)	44,100	1,307,124

Olin Corp.(S)	39,402	823,896

OM Group, Inc.(NON)	19,579	710,326

Valspar Corp.	45,654	1,500,647

		12,684,533
Commercial banks (7.1%)

Bancorp, Inc.(NON)	364,784	3,283,056

Bond Street Holdings, LLC 144A Class A(F)(NON)	38,819	795,790

City Holding Co.	8,699	272,018

City National Corp.(S)	30,918	1,659,678

Commerce Bancshares, Inc.	7,080	289,643

Cullen/Frost Bankers, Inc.	7,474	402,699

East West Bancorp, Inc.	203,632	3,779,410

First Citizens BancShares, Inc. Class A	13,335	2,401,900

First Horizon National Corp.	109,000	979,910

IBERIABANK Corp.(S)	14,700	749,259

International Bancshares Corp.	21,712	365,196

NBH Holdings Corp. 144A Class A(NON)	66,250	1,192,500

OmniAmerican Bancorp, Inc.(NON)	48,000	702,720

PacWest Bancorp(S)	25,749	511,118

Popular, Inc. (Puerto Rico)(NON)	172,000	412,800

PrivateBancorp, Inc.	67,900	800,541

Sandy Spring Bancorp, Inc.	20,600	368,122

Seacoast Banking Corp. of Florida(NON)(S)	187,159	295,711

Signature Bank(NON)	13,700	810,492

SVB Financial Group(NON)(S)	38,377	2,341,765

Union First Market Bankshares Corp.	21,245	264,500

Valley National Bancorp(S)	116,970	1,538,156

Webster Financial Corp.	50,790	1,037,132

		25,254,116
Commercial services and supplies (1.8%)

Brink's Co. (The)	23,626	705,000

Deluxe Corp.(S)	34,346	808,505

Ennis Inc.	77,522	1,359,736

R. R. Donnelley & Sons Co.(S)	156,700	2,947,527

Steelcase, Inc.(S)	61,449	610,189

		6,430,957
Communications equipment (2.0%)

ADTRAN, Inc.	28,296	936,315

Brocade Communications Systems, Inc.(NON)	200,008	1,096,044

EchoStar Corp. Class A(NON)	29,500	987,070

Emulex Corp.(NON)	180,560	1,525,732

Netgear, Inc.(NON)	41,900	1,378,929

Polycom, Inc.(NON)(S)	50,854	1,374,584

		7,298,674
Computers and peripherals (1.0%)

Lexmark International, Inc. Class A(NON)	44,500	1,493,865

Logitech International SA (Switzerland)(NON)(S)	83,051	797,290

Logitech International SA (Six Swiss Exchange) (Switzerland)(NON)	11,734	112,273

QLogic Corp.(NON)(S)	71,742	1,088,326

		3,491,754
Construction and engineering (1.0%)

Chicago Bridge & Iron Co., NV (Netherlands)	58,939	2,431,234

Tutor Perini Corp.	69,954	1,103,874

		3,535,108
Construction materials (0.2%)

Headwaters, Inc.(NON)	235,964	540,358

		540,358
Containers and packaging (1.0%)

Boise, Inc.	115,400	799,722

Packaging Corp. of America	26,751	713,449

Sealed Air Corp.	53,214	1,145,697

Sonoco Products Co.	23,548	754,713

		3,413,581
Diversified consumer services (1.0%)

Career Education Corp.(NON)	52,927	1,200,914

Sotheby's Holdings, Inc. Class A	16,500	698,775

Weight Watchers International, Inc.	22,800	1,759,932

		3,659,621
Electric utilities (2.1%)

El Paso Electric Co.	56,700	1,896,615

FirstEnergy Corp.	26,312	1,174,831

Pepco Holdings, Inc.	53,200	993,776

Pinnacle West Capital Corp.	28,000	1,185,800

PNM Resources, Inc.	64,400	967,288

Westar Energy, Inc.	46,700	1,205,327

		7,423,637
Electrical equipment (1.7%)

AMETEK, Inc.	49,740	2,113,950

Hubbell, Inc. Class B	37,015	2,201,282

Regal-Beloit Corp.(S)	6,796	412,041

Roper Industries, Inc.(S)	16,050	1,310,162

		6,037,435
Electronic equipment, instruments, and components (0.2%)

Multi-Fineline Electronix, Inc.(NON)	36,500	741,315

		741,315
Energy equipment and services (4.7%)

Atwood Oceanics, Inc.(NON)(S)	31,700	1,480,390

Basic Energy Services, Inc.(NON)(S)	56,281	1,822,942

Cal Dive International, Inc.(NON)	40,700	227,106

Complete Production Services, Inc.(NON)	17,300	672,624

Global Industries, Ltd.(NON)(S)	70,000	359,100

Helix Energy Solutions Group, Inc.(NON)(S)	73,700	1,443,046

Hercules Offshore, Inc.(NON)(S)	130,500	613,350

ION Geophysical Corp.(NON)(S)	30,707	311,369

Key Energy Services, Inc.(NON)(S)	84,358	1,644,137

Oil States International, Inc.(NON)(S)	17,900	1,444,530

Parker Drilling Co.(NON)	120,500	763,970

Patterson-UTI Energy, Inc.	49,000	1,593,970

Rowan Cos., Inc.(NON)	14,700	575,799

Superior Energy Services(NON)	19,600	813,204

TETRA Technologies, Inc.(NON)	59,800	769,626

Tidewater, Inc.(S)	11,600	630,344

Unit Corp.(NON)	22,851	1,371,289

		16,536,796
Food and staples retail (0.3%)

Nash Finch Co.	29,423	1,053,343

		1,053,343
Food products (0.2%)

Fresh Del Monte Produce, Inc.	36,600	897,066

		897,066
Gas utilities (0.3%)

Southwest Gas Corp.	31,762	1,184,405

		1,184,405
Health-care equipment and supplies (1.7%)

Conmed Corp.(NON)(S)	55,772	1,450,072

Hill-Rom Holdings, Inc.	51,500	1,920,435

Hologic, Inc.(NON)	59,500	1,104,915

Invacare Corp.	27,179	814,826

SurModics, Inc.(NON)(S)	67,851	746,361

		6,036,609
Health-care providers and services (5.0%)

Amedisys, Inc.(NON)	33,409	863,957

AMERIGROUP Corp.(NON)(S)	55,772	3,067,460

AMN Healthcare Services, Inc.(NON)(S)	172,166	1,387,658

Centene Corp.(NON)	29,000	951,490

Coventry Health Care, Inc.(NON)	46,300	1,481,600

Cross Country Healthcare, Inc.(NON)	90,430	624,871

Gentiva Health Services, Inc.(NON)(S)	40,900	735,791

Health Net, Inc.(NON)(S)	43,100	1,211,972

Healthways, Inc.(NON)	86,785	1,295,700

Kindred Healthcare, Inc.(NON)	47,200	889,248

LifePoint Hospitals, Inc.(NON)(S)	24,900	923,790

Medcath Corp.(NON)	43,157	566,220

Molina Healthcare, Inc.(NON)	64,567	1,462,443

Omnicare, Inc.(S)	51,089	1,558,215

Universal American Corp.	77,700	738,927

		17,759,342
Hotels, restaurants, and leisure (0.7%)

Red Robin Gourmet Burgers, Inc.(NON)(S)	54,400	1,872,448

Sonic Corp.(NON)(S)	44,700	478,290

		2,350,738
Household durables (2.3%)

Blyth, Inc.	7,028	444,591

CSS Industries, Inc.	22,377	443,960

Helen of Troy, Ltd. (Bermuda)(NON)	85,816	2,767,566

Hooker Furniture Corp.	20,134	181,609

Mohawk Industries, Inc.(NON)	34,300	1,784,629

NVR, Inc.(NON)(S)	1,369	931,043

Whirlpool Corp.	24,600	1,703,058

		8,256,456
Household products (0.3%)

Church & Dwight Co., Inc.(S)	23,126	932,903

		932,903
Insurance (3.5%)

American Financial Group, Inc.	26,083	886,300

Amerisafe, Inc.(NON)	15,096	324,715

Aspen Insurance Holdings, Ltd.	23,975	620,953

Delphi Financial Group Class A	37,225	1,002,097

Endurance Specialty Holdings, Ltd. (Bermuda)(S)	26,379	1,074,680

Hanover Insurance Group, Inc. (The)	29,101	1,053,747

Harleysville Group, Inc.(S)	10,735	324,412

HCC Insurance Holdings, Inc.	31,107	937,254

RenaissanceRe Holdings, Ltd.(S)	14,737	1,025,548

Safety Insurance Group, Inc.	28,845	1,171,107

SeaBright Insurance Holdings, Inc.	40,245	365,827

Selective Insurance Group	64,173	1,051,795

Stancorp Financial Group(S)	29,622	985,228

Validus Holdings, Ltd.	18,048	479,896

W.R. Berkley Corp.	34,089	1,049,600

		12,353,159
Internet software and services (1.0%)

IAC/InterActiveCorp.(NON)	35,900	1,485,901

Open Text Corp. (Canada)(NON)(S)	15,600	1,053,936

ValueClick, Inc.(NON)	60,737	1,096,910

		3,636,747
IT Services (3.0%)

Acxiom Corp.(NON)(S)	57,787	793,993

Alliance Data Systems Corp.(NON)(S)	19,759	1,943,100

Broadridge Financial Solutions, Inc.	32,200	742,532

CSG Systems International, Inc.(NON)(S)	59,900	1,063,824

DST Systems, Inc.	23,500	1,202,965

Global Cash Access, Inc.(NON)(S)	100,328	281,922

Global Payments, Inc.	23,254	1,102,472

NeuStar, Inc. Class A(NON)	80,926	2,107,313

Satyam Computer Services., Ltd. ADR (India)(NON)(S)	195,800	732,292

Unisys Corp.(NON)(S)	26,200	544,174

		10,514,587
Leisure equipment and products (1.2%)

Hasbro, Inc.	25,584	1,012,103

Jakks Pacific, Inc.(NON)	18,513	323,052

Polaris Industries, Inc.	23,800	2,821,490

		4,156,645
Life sciences tools and services (0.4%)

Parexel International Corp.(NON)(S)	62,300	1,279,019

		1,279,019
Machinery (6.4%)

Actuant Corp. Class A(S)	231,500	5,720,365

AGCO Corp.(NON)	19,019	901,881

EnPro Industries, Inc.(NON)(S)	35,785	1,654,698

Gardner Denver, Inc.	18,634	1,589,294

Harsco Corp.	28,300	775,703

Kennametal, Inc.	43,500	1,715,205

Manitowoc Co., Inc. (The)	149,068	2,085,461

Oshkosh Corp.(NON)	62,200	1,543,804

Terex Corp.(NON)	50,700	1,126,047

WABCO Holdings, Inc.(NON)	90,100	5,680,805

		22,793,263
Media (0.6%)

Clear Channel Outdoor Holdings, Inc. Class A(NON)	42,500	499,375

Gannett Co., Inc.(S)	132,100	1,685,596

		2,184,971
Metals and mining (2.0%)

Century Aluminum Co.(NON)	52,702	686,180

Cliffs Natural Resources, Inc.	2,800	251,496

Coeur d'Alene Mines Corp.(NON)	38,900	1,061,581

Commercial Metals Co.	49,100	712,441

Compass Minerals International, Inc.	12,051	948,896

Reliance Steel & Aluminum Co.	27,120	1,274,911

Schnitzer Steel Industries, Inc. Class A(S)	8,700	441,873

Steel Dynamics, Inc.(S)	64,400	1,005,928

U.S. Steel Corp.(S)	14,700	587,853

		6,971,159
Multiline retail (0.9%)

Dollar Tree, Inc.(NON)	33,701	2,232,017

Saks, Inc.(NON)(S)	97,767	1,050,018

		3,282,035
Multi-utilities (1.4%)

Alliant Energy Corp.	24,472	964,442

Black Hills Corp.(S)	32,000	956,160

Integrys Energy Group, Inc.	14,700	738,087

NiSource, Inc.	57,200	1,151,436

NSTAR	24,900	1,103,817

		4,913,942
Oil, gas, and consumable fuels (4.0%)

Alpha Natural Resources, Inc.(NON)	24,805	1,059,422

Berry Petroleum Co. Class A	25,405	1,456,977

Cabot Oil & Gas Corp. Class A	17,414	1,290,029

Clayton Williams Energy, Inc.(NON)(S)	10,700	709,624

Contango Oil & Gas Co.(NON)(S)	13,600	857,888

James River Coal Co.(NON)	16,600	314,736

Overseas Shipholding Group(S)	9,516	231,619

Penn Virginia Corp.(S)	30,300	397,536

Petroleum Development Corp.(NON)(S)	31,845	1,156,610

Scorpio Tankers, Inc. (Monaco)(NON)(S)	63,367	468,282

Ship Finance International, Ltd. (Norway)	46,917	745,980

SM Energy Co.	12,900	972,015

Stone Energy Corp.(NON)	33,700	1,093,902

Swift Energy Co.(NON)(S)	30,416	1,158,850

Vaalco Energy, Inc.(NON)	43,100	287,046

W&T Offshore, Inc.(S)	33,700	913,270

Whiting Petroleum Corp.(NON)	16,928	991,981

		14,105,767
Paper and forest products (0.1%)

Domtar Corp. (Canada)	5,600	447,720

		447,720
Personal products (0.7%)

Inter Parfums, Inc.	126,200	2,529,048

		2,529,048
Pharmaceuticals (4.0%)

Endo Pharmaceuticals Holdings, Inc.(NON)(S)	46,944	1,748,664

Medicis Pharmaceutical Corp. Class A(S)	83,143	3,091,257

Par Pharmaceutical Cos., Inc.(NON)	33,915	1,098,507

Valeant Pharmaceuticals International, Inc. (Canada)	63,948	3,519,058

Watson Pharmaceuticals, Inc.(NON)	68,772	4,616,664

		14,074,150
Professional services (1.8%)

CDI Corp.	24,670	319,723

Dun & Bradstreet Corp. (The)(S)	12,428	901,651

Heidrick & Struggles International, Inc.	37,900	1,008,140

IHS, Inc. Class A(NON)(S)	20,549	1,514,256

TrueBlue, Inc.(NON)	172,354	2,587,034

		6,330,804
Real estate investment trusts (REITs) (4.3%)

DiamondRock Hospitality Co.	176,611	1,804,964

Entertainment Properties Trust(S)	9,564	444,630

Hospitality Properties Trust(S)	88,494	2,234,474

Kimco Realty Corp.	32,922	626,506

LaSalle Hotel Properties	70,494	1,763,055

LTC Properties, Inc.	34,657	940,938

Macerich Co. (The)	19,513	1,036,726

National Health Investors, Inc.	20,462	930,816

National Retail Properties, Inc.(S)	30,778	772,220

Omega Healthcare Investors, Inc.(S)	71,742	1,409,013

Taubman Centers, Inc.	38,439	2,302,496

Ventas, Inc.	19,163	1,037,293

		15,303,131
Real estate management and development (0.8%)

Jones Lang LaSalle, Inc.	33,500	2,851,520

		2,851,520
Road and rail (0.4%)

Arkansas Best Corp.(S)	45,167	1,086,718

Con-way, Inc.	12,300	450,426

		1,537,144
Semiconductors and semiconductor equipment (4.6%)

Amkor Technologies, Inc.(NON)(S)	178,800	953,004

Cymer, Inc.(NON)(S)	16,000	704,480

Diodes, Inc.(NON)(S)	18,800	442,740

Fairchild Semiconductor Intl., Inc.(NON)	48,900	733,989

International Rectifier Corp.(NON)	57,500	1,477,175

Intersil Corp. Class A	78,707	948,419

KLA-Tencor Corp.	21,326	849,201

Lam Research Corp.(NON)	19,972	816,455

MKS Instruments, Inc.	41,100	1,025,445

Novellus Systems, Inc.(NON)(S)	34,127	1,059,302

Omnivision Technologies, Inc.(NON)	24,700	722,228

ON Semiconductor Corp.(NON)	150,600	1,308,714

PMC - Sierra, Inc.(NON)	157,400	1,100,226

RF Micro Devices, Inc.(NON)	167,900	1,133,325

Silicon Laboratories, Inc.(NON)(S)	29,400	1,041,054

Teradyne, Inc.(NON)(S)	66,400	895,736

Tessera Technologies, Inc.(NON)	79,300	1,245,803

		16,457,296
Software (4.4%)

ANSYS, Inc.(NON)	31,935	1,615,911

AsiaInfo-Linkage, Inc. (China)(NON)(S)	48,000	733,440

Autodesk, Inc.(NON)	18,500	636,400

Blackbaud, Inc.	49,393	1,254,582

FactSet Research Systems, Inc.	9,008	829,547

Fair Isaac Corp.	41,401	1,231,680

Longtop Financial Technologies Ltd. ADR (Hong Kong)(F)(NON)(S)	71,000	213,000

Manhattan Associates, Inc.(NON)	30,000	1,119,000

MicroStrategy, Inc.(NON)	10,597	1,688,844

Perfect World Co., Ltd. ADR (China)(NON)	39,600	783,684

Progress Software Corp.(NON)	48,450	1,167,645

Quest Software, Inc.(NON)	46,700	886,366

Synopsys, Inc.(NON)	55,431	1,328,681

TIBCO Software, Inc.(NON)	34,398	895,724

Websense, Inc.(NON)(S)	60,214	1,365,654

		15,750,158
Specialty retail (2.7%)

Aeropostale, Inc.(NON)(S)	40,203	677,421

ANN, Inc.(NON)	87,842	2,278,621

Books-A-Million, Inc.(S)	92,478	285,757

Brown Shoe Co., Inc.	33,677	340,138

Buckle, Inc. (The)	32,311	1,431,700

Cabela's, Inc.(NON)	95,700	2,618,352

Cato Corp. (The) Class A(S)	16,685	464,177

Jos. A. Bank Clothiers, Inc.(NON)(S)	21,537	1,105,063

Systemax, Inc.(NON)(S)	35,146	572,528

		9,773,757
Textiles, apparel, and luxury goods (2.3%)

Jones Group, Inc. (The)	144,700	1,872,418

Kenneth Cole Productions, Inc. Class A(NON)	49,060	626,006

Maidenform Brands, Inc.(NON)(S)	34,708	897,202

Perry Ellis International, Inc.(NON)	24,407	570,392

Timberland Co. (The) Class A(NON)	76,355	3,267,230

Wolverine World Wide, Inc.	21,683	821,135

		8,054,383
Thrifts and mortgage finance (1.0%)

Brookline Bancorp, Inc.	24,230	207,167

Kaiser Federal Financial Group, Inc.	104,896	1,339,522

MGIC Investment Corp.(NON)	71,401	284,176

Provident New York Bancorp	223,298	1,683,667

		3,514,532
Tobacco (0.2%)

Universal Corp.(S)	17,594	646,052

		646,052
Trading companies and distributors (1.1%)

Applied Industrial Technologies, Inc.(S)	72,906	2,327,160

GATX Corp.(S)	42,478	1,674,902

		4,002,062

Total common stocks (cost $276,115,245)		$353,585,388

SHORT-TERM INVESTMENTS (20.6%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.17%(d)	70,791,576	$70,791,576

Putnam Money Market Liquidity Fund 0.05%(e)	1,938,404	1,938,404

U.S. Treasury Bills, for effective yields ranging from 0.12% to 0.18%, November 17, 2011	$378,000	377,795

Total short-term investments (cost $73,107,775)		$73,107,775

TOTAL INVESTMENTS

Total investments (cost $349,223,020)(b)		$426,693,163

Key to holding's abbreviations
ADR	American Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2011 through July 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $355,183,445.
(b)	The aggregate identified cost on a tax basis is $352,020,462, resulting in gross unrealized appreciation and depreciation of $99,379,495 and $24,706,794, respectively, or net unrealized appreciation of $74,672,701.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $67,961,167. The fund received cash collateral of $70,791,576 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $899 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $12,326,455 and $27,137,343, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$48,629,318	$—	$—
Consumer staples	8,817,002	—	—
Energy	30,642,563	—	—
Financials	69,033,496	1,988,290	—
Health care	41,545,427	—	—
Industrials	57,459,426	—	—
Information technology	57,565,258	112,273	213,000
Materials	24,057,351	—	—
Utilities	13,521,984	—	—
Total common stocks	351,271,825	2,100,563	213,000
Short-term investments	1,938,404	71,169,371	—

Totals by level	$353,210,229	$73,269,934	$213,000

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2011

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2012

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments:

Putnam Multi Cap Value Fund

The fund's portfolio
7/31/11 (Unaudited)

COMMON STOCKS (96.1%)(a)
			Shares	Value

Aerospace and defense (0.5%)

BE Aerospace, Inc.(NON)(S)			65,500	$2,606,900

				2,606,900
Automobiles (0.4%)

Ford Motor Co.(NON)			176,800	2,158,728

				2,158,728
Beverages (1.8%)

Coca-Cola Enterprises, Inc.			309,400	8,697,234

				8,697,234
Biotechnology (0.7%)

Amarin Corp. PLC ADR (Ireland)(NON)(S)			238,420	3,228,207

				3,228,207
Building products (0.3%)

USG Corp.(NON)(S)			140,100	1,594,338

				1,594,338
Capital markets (2.5%)

Ameriprise Financial, Inc.			103,262	5,586,474

E*Trade Financial Corp.(NON)			255,818	4,062,390

Legg Mason, Inc.(S)			90,900	2,674,278

				12,323,142
Chemicals (2.6%)

Huntsman Corp.			320,300	6,117,730

LyondellBasell Industries NV Class A (Netherlands)(S)			166,500	6,570,090

				12,687,820
Commercial banks (7.8%)

Bancorp, Inc.(NON)			617,199	5,554,791

Comerica, Inc.(S)			109,800	3,516,894

Cullen/Frost Bankers, Inc.(S)			27,300	1,470,924

First Horizon National Corp.			347,000	3,119,530

Huntington Bancshares, Inc.			484,950	2,931,523

Popular, Inc. (Puerto Rico)(NON)			998,700	2,396,880

SunTrust Banks, Inc.			52,570	1,287,439

SVB Financial Group(NON)(S)			66,000	4,027,320

Webster Financial Corp.			145,000	2,960,900

Wells Fargo & Co.			394,600	11,025,124

				38,291,325
Commercial services and supplies (1.0%)

Healthcare Services Group, Inc.(S)			310,618	4,873,596

				4,873,596
Communications equipment (3.1%)

Cisco Systems, Inc.			267,300	4,268,781

Polycom, Inc.(NON)(S)			45,000	1,216,350

Qualcomm, Inc.			85,800	4,700,124

Sycamore Networks, Inc.(NON)			128,100	2,523,570

Tellabs, Inc.(S)			549,000	2,272,860

				14,981,685
Computers and peripherals (6.0%)

Apple, Inc.(NON)			37,900	14,799,192

Hewlett-Packard Co.			301,900	10,614,804

SanDisk Corp.(NON)(S)			89,800	3,819,194

				29,233,190
Consumer finance (0.4%)

Discover Financial Services			85,300	2,184,533

				2,184,533
Containers and packaging (2.9%)

Silgan Holdings, Inc.(S)			363,900	14,112,042

				14,112,042
Diversified consumer services (1.0%)

Apollo Group, Inc. Class A(NON)			73,500	3,736,005

Career Education Corp.(NON)			56,600	1,284,254

				5,020,259
Diversified financial services (2.5%)

Bank of America Corp.			196,900	1,911,899

JPMorgan Chase & Co.			249,900	10,108,455

				12,020,354
Electric utilities (1.0%)

Great Plains Energy, Inc.(S)			235,100	4,741,967

				4,741,967
Electrical equipment (1.0%)

AMETEK, Inc.			121,050	5,144,625

				5,144,625
Energy equipment and services (2.3%)

National Oilwell Varco, Inc.			141,200	11,376,484

				11,376,484
Food products (2.4%)

Mead Johnson Nutrition Co. Class A			163,000	11,633,310

				11,633,310
Gas utilities (0.4%)

National Fuel Gas Co.			26,000	1,881,880

				1,881,880
Health-care equipment and supplies (4.0%)

Cooper Companies, Inc. (The)(S)			45,100	3,449,699

Covidien PLC (Ireland)			154,742	7,859,346

Merit Medical Systems, Inc.(NON)			226,180	3,544,241

St. Jude Medical, Inc.			101,300	4,710,450

				19,563,736
Health-care providers and services (9.0%)

Aetna, Inc.			159,800	6,630,102

AmerisourceBergen Corp.			139,800	5,355,738

Coventry Health Care, Inc.(NON)			206,600	6,611,200

Humana, Inc.			67,500	5,034,150

Lincare Holdings, Inc.(S)			279,050	7,140,890

Mednax, Inc.(NON)			106,800	7,279,488

PSS World Medical, Inc.(NON)(S)			180,200	4,312,186

Sunrise Senior Living, Inc.(NON)(S)			188,800	1,665,216

				44,028,970
Hotels, restaurants, and leisure (0.8%)

Domino's Pizza, Inc.(NON)			138,200	3,713,434

				3,713,434
Household durables (1.5%)

Newell Rubbermaid, Inc.			224,144	3,478,715

NVR, Inc.(NON)(S)			5,700	3,876,513

				7,355,228
Household products (3.0%)

Church & Dwight Co., Inc.(S)			232,300	9,370,982

Energizer Holdings, Inc.(NON)(S)			30,300	2,443,392

Spectrum Brands Holdings, Inc.(NON)(S)			104,500	2,790,150

				14,604,524
Industrial conglomerates (2.0%)

Tyco International, Ltd.			220,900	9,783,661

				9,783,661
Insurance (5.9%)

Assured Guaranty, Ltd. (Bermuda)			183,300	2,593,695

Employers Holdings, Inc.			228,235	3,391,572

Hanover Insurance Group, Inc. (The)			135,500	4,906,455

Hartford Financial Services Group, Inc. (The)			173,834	4,071,192

HCC Insurance Holdings, Inc.(S)			111,100	3,347,443

Marsh & McLennan Cos., Inc.			144,800	4,270,152

XL Group PLC			309,100	6,342,732

				28,923,241
IT Services (1.1%)

Unisys Corp.(NON)(S)			251,500	5,223,655

				5,223,655
Leisure equipment and products (1.4%)

Mattel, Inc.			253,700	6,763,642

				6,763,642
Machinery (3.2%)

Gardner Denver, Inc.			86,600	7,386,114

Ingersoll-Rand PLC			93,100	3,483,802

Snap-On, Inc.(S)			88,000	5,003,680

				15,873,596
Metals and mining (1.2%)

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			88,000	4,660,480

U.S. Steel Corp.(S)			30,100	1,203,699

				5,864,179
Multiline retail (0.8%)

Dollar General Corp.(NON)(S)			133,200	4,190,472

				4,190,472
Multi-utilities (0.6%)

DTE Energy Co.			56,600	2,820,944

				2,820,944
Office electronics (1.3%)

Xerox Corp.			688,100	6,419,973

				6,419,973
Oil, gas, and consumable fuels (6.1%)

Alpha Natural Resources, Inc.(NON)			81,500	3,480,865

Apache Corp.			35,400	4,379,688

Brigham Exploration Co.(NON)(S)			88,300	2,807,940

Cabot Oil & Gas Corp. Class A			43,900	3,252,112

James River Coal Co.(NON)			97,500	1,848,600

Newfield Exploration Co.(NON)			28,600	1,928,212

Occidental Petroleum Corp.			39,700	3,897,746

Pioneer Natural Resources Co.(S)			43,255	4,022,282

Southwestern Energy Co.(NON)			39,400	1,755,664

Swift Energy Co.(NON)(S)			69,900	2,663,190

				30,036,299
Paper and forest products (0.3%)

Louisiana-Pacific Corp.(NON)(S)			170,600	1,322,150

				1,322,150
Pharmaceuticals (3.7%)

Elan Corp. PLC ADR (Ireland)(NON)			506,100	5,597,466

ISTA Pharmaceuticals, Inc.(NON)			403,900	2,007,383

Jazz Pharmaceuticals, Inc.(NON)			106,824	4,323,167

Pfizer, Inc.			258,200	4,967,768

Viropharma, Inc.(NON)(S)			68,602	1,240,324

				18,136,108
Real estate management and development (0.5%)

CB Richard Ellis Group, Inc. Class A(NON)			109,100	2,378,380

				2,378,380
Semiconductors and semiconductor equipment (0.5%)

Cymer, Inc.(NON)			58,028	2,554,973

				2,554,973
Software (0.9%)

CA, Inc.(S)			201,600	4,495,680

				4,495,680
Specialty retail (6.7%)

Bed Bath & Beyond, Inc.(NON)(S)			157,800	9,229,722

Monro Muffler Brake, Inc.(S)			99,300	3,550,968

Signet Jewelers, Ltd. (Bermuda)(NON)			56,900	2,437,596

Staples, Inc.			228,400	3,668,104

Talbots, Inc. (The)(NON)(S)			301,480	1,043,121

TJX Cos., Inc. (The)			145,500	8,046,150

Urban Outfitters, Inc.(NON)			147,800	4,809,412

				32,785,073
Textiles, apparel, and luxury goods (0.7%)

Hanesbrands, Inc.(NON)(S)			71,700	2,187,567

K-Swiss, Inc. Class A(NON)(S)			139,652	1,488,690

				3,676,257
Trading companies and distributors (0.3%)

United Rentals, Inc.(NON)(S)			67,400	1,550,877

				1,550,877

Total common stocks (cost $424,627,983)				$470,856,671

WARRANTS (0.3%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bank of America Corp.(W)	10/28/18	$30.79	960,100	$1,488,155

Total warrants (cost $2,544,265)				$1,488,155

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Hewlett-Packard Co. (Call)	Oct-11/$50.00		746,736	$12,008

Talbots, Inc. (The) (Call)	Jan-12/5.00		1,373,539	403,691

CBOE Volatility Index (Call)	Aug-11/32.50		374,115	243,740

U.S. Airways Group, Inc. (Call)	Jan-12/10.50		1,502,787	321,272

U.S. Airways Group, Inc. (Call)	Jan-12/10.00		445,808	112,712

Total purchased options outstanding (cost $3,855,898)				$1,093,423

SHORT-TERM INVESTMENTS (19.2%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.17%(d)			77,006,379	$77,006,379

Putnam Money Market Liquidity Fund 0.05%(e)			16,356,090	16,356,090

SSgA Prime Money Market Fund 0.07%(i)(P)			410,000	410,000

U.S. Treasury Bills with effective yields ranging from 0.064% to 0.087%, February 9, 2012			$340,000	339,854

U.S. Treasury Bills with an effective yield of zero%, November 17, 2011(i)			10,000	9,997

Total short-term investments (cost $94,122,320)				$94,122,320

TOTAL INVESTMENTS

Total investments (cost $525,150,466)(b)				$567,560,569

WRITTEN OPTIONS OUTSTANDING at 7/31/11 (premiums received $1,583,178) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

U.S. Airways Group, Inc. (Call)	1,502,787	Jan-12/$11.50	$236,434
U.S. Airways Group, Inc. (Call)	445,808	Jan-12/12.50	52,859

Total			$289,293

Key to holding's abbreviations
ADR	American Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2011 through July 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $490,097,850.
(b)	The aggregate identified cost on a tax basis is $531,353,688, resulting in gross unrealized appreciation and depreciation of $65,988,770 and $29,781,889, respectively, or net unrealized appreciation of $36,206,881.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $74,958,523. The fund received cash collateral of $77,006,379 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,908 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $50,192,398 and $50,864,139, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.
(W)	Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).
At the close of the reporting period, the fund maintained liquid assets totaling $22,854,651 to cover certain derivatives contracts.
ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund uses options contracts to hedge against changes in values of securities it owns, owned or expects to own, to enhance the return on a security owned and to enhance the return on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts on purchased options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period. The fund had an average contract amount of approximately 2,300,000 on written options contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $140,064 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$65,663,093	$—	$—
Consumer staples	34,935,068	—	—
Energy	41,412,783	—	—
Financials	96,120,975	—	—
Health care	84,957,021	—	—
Industrials	41,427,593	—	—
Information technology	62,909,156	—	—
Materials	33,986,191	—	—
Utilities	9,444,791	—	—
Total common stocks	470,856,671	—	—
Purchased options outstanding	—	1,093,423	—
Warrants	1,488,155	—	—
Short-term investments	16,766,090	77,356,230	—

Totals by level	$489,110,916	$78,449,653	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options	$—	$(289,293)	$—

Totals by level	$—	$(289,293)	$—

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$2,581,578	$289,293

Total	$2,581,578	$289,293

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2011